LETTER FROM THE FUNDS' MANAGEMENT


Dear Shareholder:

We are pleased to provide you with the Semi-Annual Report of the Pilot Money Market Funds for the six months ended February 28, 1997.

        The Funds delivered strong performance relative to their benchmarks, even as both taxable and tax-exempt short-term income markets experienced some turbulence after the start of 1997. We believe the Funds are well positioned to take advantage of the continuing improvement in the economy, as well as any resulting changes the Federal Reserve may make to interest rates.

        The Pilot Funds are pleased to announce the introduction of two new portfolios which were made available for investment in October, 1996. THE PILOT GROWTH EQUITY FUND is designed to provide investors with long-term capital growth by investing in companies expected to sustain superior profitability, strong competitive advantages, and the potential for above-average appreciation over time. THE PILOT DIVERSIFIED BOND INCOME FUND seeks to provide investors with total return, emphasizing current income, and preservation of capital by investing primarily in debt securities. The Fund's average weighted maturity will be between five and fifteen years. We believe these two new portfolios provide shareholders and new investors with even greater opportunities for professional management and investment diversification within The Pilot Family of Funds.

        It was announced on August 30, 1996 that Boatmen's Bancshares, Inc., of which The Pilot Funds' investment advisor, Boatmen's Trust Company is a subsidiary, would be acquired by Nationsbank, Inc. of Charlotte, NC. The merger was completed on January 8, 1997. The combined Nations/Boatmen's organizations will continue to provide the same investment management expertise to The Pilot Funds that shareholders have come to expect.

        Thank you for choosing The Pilot Funds to help meet your investment goals. Should you have any questions or wish to learn more about any of the Funds, please call your local Boatmen's representative or The Pilot Funds at 1-800-71-PILOT (717-4568).

Sincerely,

William Tomko                                   David F. Toth
PRESIDENT                                       SENIOR VICE PRESIDENT
The Pilot Funds                                 Boatmen's Trust Company
--------------------------------------------------------------------------------
The Funds are advised by Boatmen's Trust Company, a non-bank subsidiary of Boatmen's Bancshares, Inc., and are distributed by Pilot Funds Distributors, Inc., which is not affiliated with Boatmen's Trust Company. Boatmen's Trust Company receives fees for providing investment advisory services to the Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

PILOT SHORT-TERM U.S. TREASURY FUND
--------------------------------------------------------------------------------
Portfolio of Investments
February 28, 1997
(unaudited)

--------------------------------------------------------------------------------

Principal
Amount                                                                                           Maturity        Amortized
(000)                                     Description                                  Rate        Date             Cost
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--48.4%
U.S. TREASURY BILLS--21.4%
$  90,000    U.S. Treasury Bill                                                        5.05%      3/6/97       $   89,937,819
  300,000    U.S. Treasury Bill                                                        5.31      4/17/97          298,080,000
                                                                                                               --------------
                                                                                                                  388,017,819
                                                                                                               --------------
U.S. TREASURY NOTES--27.0%
   50,000    U.S. Treasury Note                                                        6.63      3/31/97           50,053,438
  168,000    U.S. Treasury Note                                                        8.50      4/15/97          168,640,470
   25,000    U.S. Treasury Note                                                        6.50      5/15/97           25,060,462
  125,000    U.S. Treasury Note                                                        5.36      5/31/97          125,216,655
   95,000    U.S. Treasury Note                                                        5.48      7/31/97           95,175,296
   25,000    U.S. Treasury Note                                                        5.64      8/31/97           25,052,319
                                                                                                               --------------
                                                                                                                  489,198,640
-----------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (cost $877,216,459)                                                             877,216459
-----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--51.5%
  433,000    Repurchase agreement with J.P. Morgan, dated 2/28/97, 5.38%, due
              3/3/97 (see Footnote A)                                                                             433,000,000
   66,254    Repurchase agreement with Lehman Brothers, dated 2/28/97, 5.35%, due 3/3/97 (see Footnote B)          66,254,000
  433,000    Repurchase agreement with Merrill Lynch, dated 2/28/97, 5.35%, due
              3/3/97 (see Footnote C)                                                                             432,999,971
-----------------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (cost $932,253,971)                                                                   932,253,971
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (cost $1,809,470,430)--99.9%                                                                  1,809,470,430
-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                                                                         1,701,165
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                                             $1,811,171,595
-----------------------------------------------------------------------------------------------------------------------------

Footnote A
    Collateralized by $415,132,000 Government National Mortgage Association Bonds, with various coupon rates and maturities ranging from 6.00% through 10.38% and 5/31/99 through 2/15/26 with an aggregate value of $434,715,509.
Footnote B
    Collateralized by $67,719,000 U.S. Treasury Notes, with various coupon rates and maturities ranging from 4.75% through 9.25% and 8/15/98 through 8/31/98 with an aggregate value of $67,572,684.
Footnote C
    Collateralized by $405,759,000 Federal National Mortgage Association, with various coupon rates and maturities ranging from 8/28/97 through 5/15/04 and 5.88% through 15.75% with an aggregate value of $437,870,740.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT SHORT-TERM DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
Portfolio of Investments
February 28, 1997

--------------------------------------------------------------------------------

Principal
Amount                                                                                           Maturity        Amortized
(000)                                     Description                                  Rate        Date             Cost
-----------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--19.6%
$  30,000    ABN AMRO                                                                  5.43%      4/21/97      $   30,002,011
   50,000    Amex Centurian Bank*                                                      5.40       12/9/97          50,000,000
   60,000    Banc One                                                                  5.30       3/17/97          59,999,539
   50,000    Banque National De Paris                                                  5.39       3/11/97          50,000,000
   25,000    Canadian Imperial Bank                                                    5.41        3/7/97          25,000,000
   50,000    Canadian Imperial Bank                                                    5.41       3/14/97          50,000,000
    7,000    Landesbank Hessen-Thuringen Giro                                          5.41       3/27/97           6,999,945
   40,000    Rabobank Nederland                                                        5.45       4/18/97          40,000,524
   30,000    Westdeutsche Lanbdesbank Gz                                               5.42       4/21/97          30,001,592
   50,000    Yankee Certificate of Deposit                                             5.30       4/22/97          50,000,716
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATE OF DEPOSIT (cost $392,004,327)                                                                  392,004,327
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--41.6%
   50,000    Abbey National North American Corp.                                       5.26       4/23/97          49,612,806
   25,000    American General Finance Corp.                                            5.34        4/8/97          24,859,083
   50,000    American Home Products Corp.                                              5.34        3/5/97          49,970,333
   25,000    Chrysler Financial Corp.                                                  5.34        4/4/97          24,873,917
   20,000    Ciesco LP                                                                 5.34       3/17/97          19,952,533
   25,000    Cit Group Holdings                                                        5.34        4/7/97          24,862,792
   30,000    Delaware Fdg. Corp.                                                       5.34       3/20/97          29,915,450
   20,000    Finova Capital Corp.                                                      5.36        3/7/97          19,982,133
   20,000    Finova Capital Corp.                                                      5.37       3/10/97          19,973,150
   35,000    Finova Capital Corp.                                                      5.43       4/16/97          34,757,158
   25,000    First Chicago Financial                                                   5.36       3/17/97          24,940,444
   65,000    Ford Motor Credit Co.                                                     5.34        4/7/97          64,645,931
   25,000    General Electric Capital Corp.                                            5.35        4/1/97          24,884,826
   25,000    General Motors Acceptance Corp.                                           5.36        4/3/97          24,877,167
   20,000    Green Tree Financial Corp.                                                5.42        3/7/97          19,982,000
   40,000    Green Tree Financial Corp.                                                5.40       3/10/97          39,946,000
   10,000    Green Tree Financial Corp.                                                5.40       3/18/97           9,974,500
   50,000    J.P. Morgan Company, Inc.*                                                5.35       3/17/97          49,881,111
   20,000    Merrill Lynch & Co.                                                       5.33        4/7/97          19,890,439
   43,000    Merrill Lynch & Co.                                                       5.35       4/11/97          42,737,999
   50,000    Morgan Stanely, Inc.                                                      5.34       4/14/97          49,673,667
   10,000    NYNEX Corp.                                                               5.35       1/30/97           9,955,417
   15,000    NYNEX Corp.                                                               5.36       3/11/97          14,977,667
   25,000    NYNEX Corp.                                                               5.35        4/3/97          24,877,396
   25,000    NYNEX Corp.                                                               5.35       4/14/97          24,836,528
   50,000    Prudential Funding                                                        5.35       3/18/97          49,873,681
   12,000    Rtz American, Inc.                                                        5.34       4/11/97          11,927,020
   25,000    Sears Roebuck Acceptance                                                  5.37       3/19/97          24,932,875
-----------------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (cost $831,574,023)                                                                        831,574,023
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT SHORT-TERM DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
February 28, 1997

--------------------------------------------------------------------------------

Principal
Amount                                                                                           Maturity        Amortized
(000)                                     Description                                  Rate        Date             Cost
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.3%
$  25,000    Federal Farm Credit Banks                                                 4.95%       3/3/97      $   24,999,734
   40,700    Student Loan Marketing Assoc.*                                            5.49      11/20/97          40,746,446
-----------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (cost $65,746,180)                                                               65,746,180
-----------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--9.0%
   10,000    Banco Popular Puerto Rico*                                                 5.66       4/4/97          10,000,000
   16,000    First Boston*                                                              5.48       3/6/97          16,000,000
   50,000    First Boston*                                                              5.46      5/12/97          50,000,000
   11,000    Goldman Sachs*                                                             5.45      5/19/97          11,000,000
   50,000    Lehman Brothers Holding Corp.*                                             5.48       6/6/97          50,000,000
   12,000    Sanwa Business Credit Corp.*                                               5.56       3/4/97          11,999,939
   32,000    SMM Trust*                                                                 5.71      3/26/97          32,000,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS (cost $180,999,939)                                                                   180,999,939
-----------------------------------------------------------------------------------------------------------------------------
MASTER NOTES--8.1%
   38,000    Bear Stearns Co., Inc.*                                                    5.44      1/20/98          38,000,000
   25,000    Bear Stearns Co., Inc.*                                                    5.48       6/3/97          25,000,000
   50,000    Anchor National Life Insurance Co.*                                        5.59       7/1/97          50,000,000
   50,000    General American Life Insurance*                                           5.63       4/9/97          50,000,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL MASTER NOTES (cost $163,000,000)                                                                            163,000,000
-----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--18.5%
  250,000    Repurchase agreement with J.P. Morgan, dated 2/28/97, 5.42%, due
              3/3/97 (See Footnote A)                                                                             250,000,000
   69,715    Repurchase agreement with Lehman Brothers, dated 2/28/97, 5.37%, due 3/3/97
              (See Footnote B)                                                                                     69,715,000
   50,000    Repurchase agreement with Merrill Lynch, dated 2/28/97, 5.40%, due
              3/3/97
              (See Footnote C)                                                                                     50,000,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (cost $369,715,000)                                                                   369,715,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (cost $2,003,039,469)--100.1%                                                                 2,003,039,469
-----------------------------------------------------------------------------------------------------------------------------
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1%)                                                                (2,311,580)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                                             $2,000,727,889
-----------------------------------------------------------------------------------------------------------------------------

* Variable rate security.
Footnote A
    Collateralized by $265,718,314 Government National Mortgage Association Bonds, with various coupon rates and maturity dates ranging from 5.50% through 8.00% and 7/15/11 through 2/20/27, with an aggregate value of $253,692,843.
Footnote B
    Collateralized by $67,810,000 U.S.Treasury Note, 9.25%, due 8/15/98 with a value of $70,882,469.
Footnote C
    Collateralized by $51,330,000 Federal National Mortgage Association, 8.00% with a value of $50,701,737.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT MISSOURI SHORT-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------

Portfolio of Investments
February 28, 1997
(unaudited)

--------------------------------------------------------------------------------

 Principal                                                                                                          Amortized
  Amount                                                          Moody's/S&P                       Maturity          Cost
   (000)                     Description                            Ratings              Rate         Date          (Note 2)
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES--100.1%
COLORADO--0.5%
$     1,000    Arvada Urban Renewal Authority Revenue
                 Bonds, Arvada City Center Urban--A
                 (MBIA Insured)                                    (Aaa)(AAA)             3.65%       9/1/97      $   1,000,000
                                                                                                                  -------------
FLORIDA--1.0%
      2,025    Gainesville Utility Systems Revenue
                 Bonds, Series A                                 (Aaa)(AAA)(NR)           7.88       10/1/10          2,111,764
                                                                                                                  -------------
MICHIGAN--3.0%
      6,300    Michigan State Strategic Funding Ltd.,
                 Detroit Edison Co. (LOC--Barclay
                 Bank)*                                         (P-1)(AA)(A-1+)           3.40        9/1/30          6,300,000
                                                                                                                  -------------
MISSOURI--95.6%
      5,000    Berkeley IDR Bonds, Flight Safety
                 International, Inc. Project
                 (LOC--Wachovia)*                                  (Aa2)(NR)              3.34        9/1/04          5,000,000
      5,000    Berkeley IDR Bonds, Wetterau Project
                 (LOC--PNC)*                                        (A1)(NR)              3.30        7/1/08          5,000,000
      4,100    Columbia Special Obligation, Series A
                 (LOC--Toronto Dominion Bank)*                  (Aa2)(VMIG1)(NR)          3.34        6/1/08          4,100,000
     10,800    Columbia Water & Electric Revenue Bonds,
                 Series B (LOC--Toronto Dominion Bank)*      (Aa2)(VMIG1)(AA)(A-1+)       3.34       12/1/15         10,800,000
      8,950    Independence Water & Utility Revenue
                 (LOC--Wetdeutsche Landesbank)                  (A1)(VMIG1)(NR)           3.35        4/9/97          8,950,000
      1,400    Independence IDR, Resthaven Project
                 (LOC--Credit Local de France)*                 (NR)(AA+)(A-1+)           3.40        2/1/25          1,400,000
      5,500    Jackson County IDR, YMCA Greater Kansas
                 Project, Series A (LOC--Commerce
                 Bank)*                                           (NR)(A)(A-1)            3.60       11/1/16          5,500,000
      2,400    Kansas City IDR, Multi-Family Housing
                 Revenue Bonds, Timblane Village
                 Apartments Project (LOC--Security
                 Pacific National Bank)*                        (Aa3)(VMIG1)(NR)          3.30        6/1/08          2,400,000
        645    Kansas City, GO, Chouteau Bridge
                 Project, Series--B                                (Aa3)(AA)              7.00        5/1/97            648,619
        465    Kansas City, Water Revenue, Series B                 (Aa)(AA)              5.75       12/1/97            471,806
        810    Mexico IDR Bonds, Wetterau, Inc.,
                 Project A (LOC--PNC)*                              (A1)(NR)              3.30       12/1/98            810,000
        815    Mexico IDR Bonds, Wetterau, Inc.,
                 Project B (LOC--PNC)*                              (A1)(NR)              3.30       12/1/98            815,000
      3,000    Missouri Environment Improvement &
                 Energy Resources Authority (LOC--Union
                 Bank of Switzerland)                        (Aa1)(P-1)(AA+)(A-1+)        3.40       3/10/97          3,000,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT MISSOURI SHORT-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997
(unaudited)

--------------------------------------------------------------------------------

 Principal                                                                                                          Amortized
  Amount                                                          Moody's/S&P                       Maturity          Cost
   (000)                     Description                            Ratings              Rate         Date          (Note 2)
-------------------------------------------------------------------------------------------------------------------------------
MISSOURI (continued)
$     5,000    Missouri Environment Improvement &
                 Energy Resources Authority (LOC--West
                 Deutsche Landesbank)                        (Aa1)(P-1)(AA+)(A-1+)        3.80%      3/19/97      $   5,000,000
      2,000    Missouri Environment Improvement &
                 Energy Resources Authority, PCR,
                 Monsanto Co. Project*                           (A1)(P-1)(NR)            3.30        6/1/23          2,000,000
      2,795    Missouri Environment Improvement &
                 Energy Resources Authority, PCR,
                 Noranda Aluminum Inc. Project
                 (LOC--Sanwa)*                                     (Aa3)(NR)              3.49       10/1/02          2,795,000
      7,000    Missouri Environment Improvement &
                 Energy Resources Authority, PCR Union
                 Electric Co., Series B (LOC--Union
                 Bank of Switzerland)                        (Aaa)(P-1)(AA+)(A-1+)        3.65        6/1/97          7,000,000
     12,600    Missouri Health & Educational Facilities
                 Authority Revenue, SSM Health Care
                 Series C (LOC--Morgan Guaranty Trust)          (A1)(VMIG1)(NR)           3.50       5/15/97         12,600,000
      2,000    Missouri Health & Educational Facilities
                 Authority School District Advanced
                 Funding Program, Branson School
                 District, Series F                                (NR)(Sp1+)             4.50        9/8/97          2,006,049
      2,000    Missouri Health & Educational Facilities
                 Authority School District Advanced
                 Funding Pattonville School District,
                 Series I                                          (NR)(Sp1+)             4.50        9/8/97          2,006,049
      8,225    Missouri Health & Educational Facilities
                 Authority, Educational Facilities
                 Revenue, Drury College, Series A*              (Aa2)(VMIG1)(NR)          3.45       8/15/21          8,225,000
      4,370    Missouri Health & Educational Facilities
                 Authority, Health Facilities Revenue,
                 Barnes Jewish, Inc., Series A                   (Aa2)(Aa2)(AA)           3.90       5/15/97          4,371,621
      2,000    Missouri Health & Educational Facilities
                 Authority School District Advanced
                 Funding Program, Joplin School
                 District, Series B                                (NR)(Sp1+)             4.50        9/8/97          2,006,049
      5,000    Missouri State Environmental Pollution
                 Control, Union Electric Co. Project,
                 Series B (LOC--West Deutsche
                 Landesbank)                                 (Aa1)(P-1)(AA+)(A-1+)        3.45       4/21/97          5,000,000
      1,500    Missouri State Health & Educational
                 Facilities Authority Revenue,
                 Christian Health Services A
                 (LOC--Morgan Guaranty Trust)*                  (NR)(AAA)(A-1+)           3.19       11/1/19          1,500,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT MISSOURI SHORT-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997
(unaudited)

--------------------------------------------------------------------------------

 Principal                                                                                                          Amortized
  Amount                                                          Moody's/S&P                       Maturity          Cost
   (000)                     Description                            Ratings              Rate         Date          (Note 2)
-------------------------------------------------------------------------------------------------------------------------------
MISSOURI (continued)
$     7,400    Missouri State Health & Educational
                 Facilities Authority, Educational
                 Facilities Revenue, Rockhurst College
                 Project (LOC--Morgan Guaranty Trust)*          (A1)(VMIG1)(NR)           3.30%      11/1/25      $   7,400,000
      2,600    Missouri State Health & Educational
                 Facilities Authority, Educational
                 Facilities Revenue, St. Louis
                 University (LOC--Morgan Guaranty
                 Trust)*                                    (Aaa)(VMIG1)(AAA)(A-1+)       3.55       12/1/05          2,600,000
      1,600    Missouri State Health & Educational
                 Facilities Authority, Educational
                 Facilities Revenue, Washington
                 University*                                 (Aa1)(VMIG1)(AA)(A-1+)       3.30        9/1/09          1,600,000
      1,050    Missouri State Health & Educational
                 Facilities Authority, Educational
                 Facilities Revenue, Washington
                 University, Series A*                       (Aa1)(VMIG1)(AA)(A-1+)       3.30        9/1/10          1,050,000
      2,000    Missouri State Health & Educational
                 Facilities Authority, Educational
                 Facilities Revenue, Washington
                 University, Series B*                       (Aa1)(VMIG1)(AA)(A-1+)       3.30        9/1/10          2,000,000
      2,900    Missouri State Health & Educational
                 Facilities Authority, Educational
                 Facilities Revenue, Washington
                 University, Series B*                       (Aa1)(VMIG1)(AA)(A-1+)       3.45        9/1/30          2,900,000
      3,300    Missouri State Health & Educational
                 Facilities Authority, Educational
                 Facilities Revenue, Washington
                 University, Series C*                       (Aa1)(VMIG1)(AA)(A-1+)       3.40        9/1/30          3,300,000
      4,800    Missouri State Health & Educational
                 Facilities Authority, Educational
                 Facilities Revenue, Washington
                 University, Series D*                       (Aa1)(VMIG1)(AA)(A-1+)       3.40        9/1/30          4,800,000
      7,000    Missouri State Health & Educational
                 Facilities Authority, Health
                 Facilities Revenue, Sisters of Mercy,
                 Ref. B*                                     (Aa2)(VMIG1)(AA)(A-1+)       3.25        6/1/14          7,000,000
      5,800    Missouri State Health & Educational
                 Facilities Authority, Health
                 Facilities Revenue, Sisters of Mercy
                 Health Systems, Series B*                   (Aa2)(VMIG1)(AA)(A-1+)       3.25        6/1/19          5,800,000
      2,300    Missouri State Health & Educational
                 Facilities Authority, Health
                 Facilities Revenue, St. Francis
                 Medical Center, Series A (LOC--Credit
                 Local de France)*                              (NR)(AA+)(A-1+)           3.40        6/1/26          2,300,000
      1,505    Moberly Industrial Development
                 Authority, Hospital Revenue, Prefunded
                 3/1/97 @103                                        (NR)(NR)              8.75        3/1/16          1,550,150
      9,660    Platte County Industrial Development
                 Authority Multifamily Revenue, Wexford
                 PL Project (LOC--Bank One)*                        (NR)(NR)              3.40        4/1/28          9,660,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT MISSOURI SHORT-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997
(unaudited)

--------------------------------------------------------------------------------

 Principal                                                                                                          Amortized
  Amount                                                          Moody's/S&P                       Maturity          Cost
   (000)                     Description                            Ratings              Rate         Date          (Note 2)
-------------------------------------------------------------------------------------------------------------------------------
MISSOURI (continued)
$     3,070    St. Charles County IDR, Casalon
                 Apartments Project (LOC--Citibank)*            (NR)(AA-)(A-1+)           3.34%       9/1/25      $   3,070,000
      7,250    St. Charles County IDR, Vanderbilt
                 Apartments Project, Series A
                 (LOC--Citibank)*                            (A1)(VMIG1)(AA-)(A-1+)       3.35        8/1/17          7,250,000
      4,400    St. Charles County IDR, Venture Stores
                 Inc. Project (LOC--Bank of America)*           (Aa3)(VMIG1)(NR)          3.30       10/1/06          4,400,000
      4,000    St. Louis County IDR (LOC--PNC)                       NR/NR                3.30        5/1/09          4,000,000
      8,000    St. Louis County IDR, Wetterau Inc.
                 Project (LOC--Wachovia)*                          (Aa2)(NR)              3.30       12/1/03          8,000,000
      5,035    St. Louis Planned Industrial Expansion
                 Authority, IDR Alumax Foils Project
                 (LOC--PNC)                                         (A1)(NR)              3.30       12/1/05          5,035,000
      2,500    St. Louis Tax & Revenue                            (MIG1)(Sp1+)            4.75       6/30/97          2,506,234
     13,000    University of Missouri, Capital Projects
                 Notes, Series FY 1996--97                        (MIG1)(Sp1+)            4.75       6/30/97         13,035,220
                                                                                                                  -------------
                                                                                                                    202,661,796
-------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES (cost $212,073,561)                                                                      212,073,561
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET MUTUAL FUNDS--0.7%
     50,000    Fidelity Institutional Tax Exempt Money
                 Market Fund                                                               3.29     12/31/99             50,000
  1,420,000    Federated Tax Exempt Money Market Fund                                      3.26     12/31/99          1,420,000
-------------------------------------------------------------------------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS (cost $1,470,000)                                                                     1,470,000
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (cost $213,543,561)--100.8%                                                                       213,543,561
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.8%)                                                                       (1,837,986)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                                               $ 211,905,575
-------------------------------------------------------------------------------------------------------------------------------

* Variable Rate Security.
FGIC--Financial Guaranty Insurance Corporation.
GO--General Obligation.
IDR--Industrial Development Revenue.
LOC--Letter of Credit.
PCR--Pollution Control Revenue.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
--------------------------------------------------------------------------------
Portfolio of Investments
February 28, 1997
(unaudited)

--------------------------------------------------------------------------------

Principal                                                                                                         Amortized
Amount                                                             Moody's/S&P                     Maturity          Cost
(000)                       Description                              Ratings             Rate        Date          (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES--74.4%
ALABAMA--1.1%
$ 5,000   Mobile Alabama Industrial Development, PCR,
            Alabama Power*                                       A1/VMIG1/A+/A-1         3.44%       6/1/15      $  5,000,000
                                                                                                                 ------------
ARKANSAS--0.4%
  1,785   Jonesboro, Sales & Use Tax (FSA Insured)                   Aaa/AAA             3.80        5/1/97         1,785,000
                                                                                                                 ------------
COLORADO--1.3%
  5,000   Arapahoe County School District #005**                    MIG1/Sp1+            4.50       6/30/97         5,010,467
  1,000   Adams County School District #012                          Aaa/AAA             4.12      12/15/97         1,004,037
                                                                                                                 ------------
                                                                                                                    6,014,504
                                                                                                                 ------------
DISTRICT OF COLUMBIA--3.1%
  5,700   District of Columbia Revenue, ACES-Georgetown
            University, Series C
            (LOC-Bayerische Landesbank)*                        Aaa/VMIG1/AAA/A-1+       3.30        4/1/12         5,700,000
  7,300   District of Columbia Revenue, ACES-Georgetown
            University, Series D
            (LOC-Bayerische Landesbank)*                        Aaa/VMIG1/AAA/A-1+       3.30        4/1/17         7,300,000
  1,100   District of Columbia Revenue, ACES-Georgetown
            University, Series E
            (LOC-Bayerische Landesbank)*                        Aaa/VMIG1/AAA/A-1+       3.30        4/1/18         1,100,000
                                                                                                                 ------------
                                                                                                                   14,100,000
                                                                                                                 ------------
FLORIDA--2.2%
  7,100   Jacksonville Health Facilities Authority
            (LOC-Barnett Bank)*                                      NR/A/A-1            3.49        6/1/20         7,100,000
  3,000   Martin County, PCR, Flordia Power &
            Light Co. Project*                                  Aa3/VMIG1/AA-/A-1+       3.40        9/1/24         3,000,000
                                                                                                                 ------------
                                                                                                                   10,100,000
                                                                                                                 ------------
GEORGIA--3.2%
  1,200   Coweta County Development Authority
            (LOC-Union Bank of Switzerland)*                          Ba3/NR             3.44        3/1/09         1,200,000
  2,200   Dekalb County, Atlantic Jewish Federation,
            (LOC-Wachovia Bank)*                                   Aa2/VMIG1/NR          3.34        8/1/21         2,200,000
  6,200   Fulco Hospital Authority Revenue, Piedmont
            Hospital Project, (LOC-Trust Co. Bank)*                NR/AA-/A-1+           3.34        2/1/07         6,200,000
  5,000   Municipal Electric Project One
            (LOC-Aisse National de Credit Agricole)                                      3.50       4/11/97         5,000,000
                                                                                                                 ------------
                                                                                                                   14,600,000
                                                                                                                 ------------
ILLINOIS--3.2%
  1,250   Du Page Water Commission Revenue Prerefunded
            5/1/97 @102                                               NR/AAA             6.80        5/1/07         1,281,150

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
--------------------------------------------------------------------------------
Portfolio of Investments
February 28, 1997
(unaudited)

--------------------------------------------------------------------------------

Principal                                                                                                         Amortized
Amount                                                             Moody's/S&P                     Maturity          Cost
(000)                       Description                              Ratings             Rate        Date          (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
ILLINOIS (continued)
$ 4,250   Du Page Water Commission Revenue, Prerefunded
            5/1/97 @102                                               NR/AAA             6.87%       5/1/14      $  4,355,901
  1,400   Illinois State Sales Tax Revenue, Prefunded
            6/15/97 @102                                             #AAA/AAA            7.50       6/15/06         1,442,542
  1,000   Illinois State Sales Tax Revenue, Prefunded
            6/15/97 @102                                             #AAA/AAA            7.60       6/15/07         1,030,671
  5,100   Illinois Development Financial Authority
            (LOC-Northern Trust, Harris Trust & Savings
            Bank, NBD Bank, & Aisse Nationale de Credit
            Agricole)*                                          Aa3/VMIG1/AA-/A-1+       3.30       12/1/28         5,100,000
  1,600   Joliet District Marine, Exxon Project*                 Aaa/P-1/AAA/A-1+        3.44       10/1/24         1,600,000
                                                                                                                 ------------
                                                                                                                   14,810,264
                                                                                                                 ------------
INDIANA--5.4%
  5,000   Indiana Board Book Advance Funding Notes                  MIG1/Sp1+            4.25       1/21/98         5,023,730
 19,700   Indiana Health Facilities, Clarion Health
            Partners*                                           Aa3/VMIG1/AA/A-1+        3.39       2/15/26        19,700,000
                                                                                                                 ------------
                                                                                                                   24,723,730
                                                                                                                 ------------
KENTUCKY--4.1%
 13,200   Mayfield Multi-City Lease Revenue, League of
            Cities Lease Finance Program 96
            (LOC-PNC)*                                            A1/VMIG1/A/A-1         3.49        7/1/26        13,200,000
  5,800   Mason County, PCR, Eastern Kentucky Power Co.,
            (LOC-CFC)*                                             NR/AA-/A-1+           3.35      10/15/14         5,800,000
                                                                                                                 ------------
                                                                                                                   19,000,000
                                                                                                                 ------------
LOUISIANA--2.3%
  2,000   Ascension Parish, PCR, Shell Oil Co. Project*            NR/AAA/A-1+           3.40        9/1/23         2,000,000
  1,000   East Baton Rougue Mortgage Finance                       Aaa/VMIG1/NR          3.85       10/1/26         1,000,000
  2,315   Louisiana Public Facilities Authority                      NR/Sp1+             4.50       9/24/97         2,322,577
  1,300   Louisiana State Offshore Port Authority
            (LOC-Union Bank of Switzerland)*                    Aaa/VMIG1/AA+/A-1+       3.49        9/1/08         1,300,000
  4,000   Louisiana State Reference, GO, Series A                    #AAA/A-             7.00        8/1/02         4,130,481
                                                                                                                 ------------
                                                                                                                   10,753,058
                                                                                                                 ------------
MICHIGAN--3.2%
  4,150   Michigan State Underground Storage Tank
            (LOC-AMBAC)                                              Aaa/AAA             5.00        5/1/97         4,158,755
  9,800   University of Michigan Revenue, Hospital
            Revenue, Series A*                                     Aa2/VMIG1/NR          3.49       12/1/19         9,800,000
    800   University of Michigan Revenue, Medical
            Services Plan, Series A                             Aa2/VMIG1/AA/A-1+        3.49       12/1/27           800,000
                                                                                                                 ------------
                                                                                                                   14,758,755
                                                                                                                 ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
--------------------------------------------------------------------------------
Portfolio of Investments
February 28, 1997
(unaudited)

--------------------------------------------------------------------------------

Principal                                                                                                         Amortized
Amount                                                             Moody's/S&P                     Maturity          Cost
(000)                       Description                              Ratings             Rate        Date          (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
MINNESOTA--1.3%
$ 3,000   Minneapolis School District Tax & AID, TAN,
            Series B, (LOC-SD Credit Program)                        MIG1/NR             4.00%      3/14/97      $  3,000,776
  3,000   Minnesota School District Tax & AID                        MIG1/NR             4.50        9/9/97         3,009,863
                                                                                                                 ------------
                                                                                                                    6,010,639
                                                                                                                 ------------
MISSISSIPPI--0.5%
  2,100   Mississippi State, GO                                       Aa3/AA             4.50        9/1/97         2,106,444
                                                                                                                 ------------
MISSOURI--13.9%
  4,000   Kansas City Industrial Development Authority
            (LOC-IBJ Schroder B&T)*                                   A1/NR              3.42      12/31/08         4,000,000
 14,700   Kansas City Multi-Family Housing Revenue,
            Timblane Village Apartments Project
            (LOC-Security Pacific National Bank)*                  Aa3/VMIG1/NR          3.30        6/1/08        14,700,000
  3,000   Missouri Environment Authority
            (LOC-Sanwa Bank)*                                         Aa3/NR             3.49       10/1/02         3,000,000
  2,550   Missouri Health & Educational Facilities
            Authority Project: Washington University*           Aa1/VMIG1/AA/A-1+        3.30        9/1/10         2,550,000
 15,190   Missouri Health & Educational Facilities
            Authority
            Barnes Hospital Project
            (LOC-Morgan Garanty Trust)*                         Aa1/VMIG1/AAA/A-1+       3.25       12/1/15        15,190,000
  6,100   Missouri Health & Educational Facilities
            Authority,
            Educational Facilities Revenue, Sisters Mercy
            Health, Series D*                                   Aa2/VMIG1/AA/A-1+        3.25        6/1/19         6,100,000
    250   Missouri Health & Educational Facilities
            Authority Christian Health Services, Series B
            (LOC-Morgan Guaranty Trust)*                           NR/AAA/A-1+           3.20       11/1/19           250,000
  9,600   Missouri Health & Educational Facilities
            Authority, Educational Facilities Revenue,
            Sisters Mercy Health*                               Aa2/VMIG1/AA/A-1+        3.25        6/1/19         9,600,000
  1,500   Missouri Health & Educational Facilities
            Authority, Educational Facilities Revenue,
            ACES-SSM Health Care Project, Series A
            (LOC-Rabobank Nederland)*                              Aaa/VMIG1/NR          3.40        6/1/06         1,500,000
  1,000   St. Louis Industrial Development Authority
            (LOC-PNC)*                                                NR/NR              3.30        5/1/09         1,000,000
  3,500   St. Louis Tax & Revenue                                   MIG1/Sp1+            4.75       6/30/97         3,508,726
  2,400   University of Missouri                                    MIG1/Sp1+            4.75       6/30/97         2,405,839
                                                                                                                 ------------
                                                                                                                   63,804,565
                                                                                                                 ------------
MONTANA--0.3%
  1,400   Montana Health Facilities Authority Revenue,
            Healthcare Pooled Loan Project, Series A (FGIC
            Insured)*                                           Aaa/VMIG1/AAA/A-1+       3.30       12/1/15         1,400,000
                                                                                                                 ------------
NEW YORK--1.7%
    660   Monroe County, GO                                           Aa/AA-             4.50        3/1/97           660,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
--------------------------------------------------------------------------------
Portfolio of Investments
February 28, 1997
(unaudited)

--------------------------------------------------------------------------------

Principal                                                                                                         Amortized
Amount                                                             Moody's/S&P                     Maturity          Cost
(000)                       Description                              Ratings             Rate        Date          (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK (continued)
$ 2,040   Monroe County, GO                                           Aa/AA-             4.50%       3/1/97      $  2,040,000
  1,300   New York City, Subseries B-4, GO (LOC-Union Bank
            of Switzerland)*                                    Aaa/VMIG1/AA+/A-1+       3.55       8/15/22         1,300,000
  1,500   New York City, GO (LOC-Union Bank of
            Switzerland)*                                       Aaa/VMIG1/AA+/A-1+       3.55       8/15/21         1,500,000
  2,250   New York City, Series B, G.O. (FGIC Insured)*         Aaa/VMIG1/AAA/A-1+       3.55       10/1/22         2,250,000
                                                                                                                 ------------
                                                                                                                    7,750,000
                                                                                                                 ------------
NORTH CAROLINA--3.5%
  9,450   Raleigh Durham Airport Authority, Special
            Facility Revenue American Airlines, Series A,
            (LOC -- Royal Bank of Canada)*                         NR/AA-/A-1+           3.44       11/1/15         9,450,000
  6,800   Raleigh Durham Airport Authority (LOC -- Royal
            Bank of Canada)*                                       NR/AA-/A-1+           3.44       11/1/15         6,800,000
                                                                                                                 ------------
                                                                                                                   16,250,000
                                                                                                                 ------------
OHIO--3.2%
  6,600   Ohio State Air Quality Development Authority
            (LOC-Union Bank of Switzerland)*                       NR/AA+/A-1+           3.55       12/1/15         6,600,000
  2,000   Ohio State Air Quality Development Authority
            (LOC-Morgan (J.P.) Delaware)*                          NR/AAA/A-1+           3.55       12/1/15         2,000,000
  5,000   Ohio State Highway, GO, Series V                           Aa1/AAA             4.50       5/15/97         5,007,000
  1,000   Ohio State, PCR, British Petroleum Project*              Aa2/AA/A-1+           3.34        5/1/22         1,000,000
                                                                                                                 ------------
                                                                                                                   14,607,000
                                                                                                                 ------------
PENNSYLVANIA--5.1%
  1,590   Allegheny County Hospital Development Authority
            Revenue (LOC-PNC)*                                     A1/VMIG1/NR           3.34        3/1/18         1,590,000
  3,400   Pennsylvania State Higher Education Authority*           NR/AA-/A-1+           3.44       11/1/25         3,400,000
  3,300   Pennsylvania State Higher Education Authority*           NR/AA-/A-1+           3.44       11/1/29         3,300,000
  4,000   Philadelphia Water & Wastewater (MBIA Insured)             Aaa/AAA             4.50       6/15/97         4,011,397
 11,200   Temple University Higher Education Revenue                 NR/Sp1+             4.62       5/20/97        11,222,761
                                                                                                                 ------------
                                                                                                                   23,524,158
                                                                                                                 ------------
SOUTH CAROLINA--0.4%
  2,050   York County, PCR, Electric Project NRU-84N-1
            (CFC Guarantee)*                                    Aa3/VMIG1/AA-/A-1+       3.34       9/15/14         2,050,000
                                                                                                                 ------------
TEXAS--9.1%
  1,650   Dallas Waterworks Revenue Bonds                             Aa/AA              8.00       10/1/97         1,688,021
  5,200   Harris County Health Facilities Development
            Corp., St. Lukes Episcopal Hospital, Series D*          NR/AA/A-1+           3.44       2/15/16         5,200,000
  5,000   Harris County Health Facilities Revenue,
            Methodist Hospital                                      NR/AA/A-1+           3.44       12/1/25         5,000,000
  2,100   Harris County Health Facilities Development
            Corp., St. Lukes Episcopal Hospital, Series B*          NR/AA/A-1+           3.44       2/15/16         2,100,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
--------------------------------------------------------------------------------
Portfolio of Investments
February 28, 1997
(unaudited)

--------------------------------------------------------------------------------

Principal                                                                                                         Amortized
Amount                                                             Moody's/S&P                     Maturity          Cost
(000)                       Description                              Ratings             Rate        Date          (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
TEXAS (continued)
$ 6,100   Harris County Health Facilities Development
            Corp., St. Lukes Episcopal Hospital, Series C*          NR/AA/A-1+           3.44%      2/15/16      $  6,100,000
  8,900   Harris County Industrial Development Corp., PCR,
            Exxon Corp. Project*                                   Aaa/AAA/A-1+          3.40        3/1/24         8,900,000
  2,000   Harris County Toll Road, Multimode
            Series Lien-B                                             NR/AAA             8.70       8/15/17         2,102,733
  2,000   Houston, GO                                                Aa3/AA-             5.50        4/1/97         2,002,984
  1,500   Klein Independent School District, Prefunded
            8/1/97 @100                                               NR/AAA             6.87        8/1/97         1,518,778
  7,200   Texas State Tax & Revenue                                 MIG1/Sp1+            4.75       8/29/97         7,240,297
                                                                                                                 ------------
                                                                                                                   41,852,813
                                                                                                                 ------------
UTAH--1.2%
  5,500   Salt Lake County, PCR British Petroleum
            Co. Project*                                         Aa2/P-1/AA-/A-1+        3.44        8/1/07         5,500,000
                                                                                                                 ------------
WEST VIRGINIA -- 1.8%
  8,100   Marshall County, PCR, British Petroleum
            Co. Project*                                           Aa2/AA-/A-1+          3.44       12/1/20         8,100,000
                                                                                                                 ------------
WISCONSIN--0.2%
  1,000   Milwaukee, Program-Series AH                               Aa1/AA+             6.10       12/1/97         1,018,023
                                                                                                                 ------------
WASHINGTON--2.7%
  5,200   Washington Public Power Supply System, Nuclear
            Project No 3, Series 3A-1,
            (LOC-Bank of America)*                              Aa3/VMIG1/AA-/A-1+       3.25        7/1/18         5,200,000
  7,300   Washington Public Power Supply System, Nuclear
            Project No 3, Series 3A-2,
            (LOC-Bank of America)*                              Aa3/VMIG1/AA-/A-1+       3.25        7/1/18         7,300,000
                                                                                                                 ------------
                                                                                                                   12,500,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES (cost $342,118,953)                                                                    342,118,953
-----------------------------------------------------------------------------------------------------------------------------
SHORT TERM PUTS--1.0%
PENNSYLVANIA--1.0%
  4,500   Cumberland County Muni Authority (LOC-PNC Bank)*                               3.67        6/2/97         4,500,000
-----------------------------------------------------------------------------------------------------------------------------
TAX-FREE COMMERCIAL PAPER--19.3%
FLORIDA--5.2%
  2,000   Jacksonville Electric Authority                                                3.50        3/6/97         2,000,000
  5,700   Jacksonville Electric Authority                                                3.50        5/9/97         5,700,000
    750   Sunshine State, Government Finance Commission                                  3.35       4/10/97           750,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
--------------------------------------------------------------------------------
Portfolio of Investments
February 28, 1997
(unaudited)

--------------------------------------------------------------------------------

Principal                                                                                                         Amortized
Amount                                                                                             Maturity          Cost
 (000)                      Description                                                  Rate        Date          (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
FLORIDA (continued)
$ 1,500   Sunshine State, Government Finance Commission                                  3.45%      4/10/97      $  1,500,000
 13,950   Sunshine State, Government Finance Commission                                  3.50       4/10/97        13,950,000
                                                                                                                 ------------
                                                                                                                   23,900,000
                                                                                                                 ------------
GEORGIA--3.7%
  2,000   Georgia Municipal Gas Authority                                                3.45       5/13/97         2,000,000
 15,000   Municipal Electric Authority                                                   3.60       3/10/97        15,000,000
                                                                                                                 ------------
                                                                                                                   17,000,000
                                                                                                                 ------------
KANSAS--0.4%
  2,000   Burlington, PCR                                                                3.45       5/13/97         2,000,000
                                                                                                                 ------------
MARYLAND--0.7%
  3,300   Anne Arundel County, Baltimore Gas & Electric
            Project                                                                      3.60       4/10/97         3,300,000
                                                                                                                 ------------
MICHIGAN--2.2%
 10,000   Michigan State Underground Tank Storage                                        3.40        4/8/97        10,000,000
                                                                                                                 ------------
MISSOURI--3.6%
  9,000   Missouri Environment Improvement & Energy                                      3.55       3/19/97         9,000,000
  7,475   Missouri Environment Improvement & Energy                                      3.40       4/15/97         7,475,000
                                                                                                                 ------------
                                                                                                                   16,475,000
                                                                                                                 ------------
NEW YORK--1.5%
  6,700   New York City                                                                  3.35       4/10/97         6,700,000
                                                                                                                 ------------
TEXAS--2.0%
  6,100   San Antonio, Electric & Gas                                                    3.50       5/15/97         6,100,000
  3,000   Houston Texas                                                                  3.45       5/14/97         3,000,000
                                                                                                                 ------------
                                                                                                                    9,100,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL TAX FREE COMMERCIAL PAPER (cost $88,475,000)                                                                 88,475,000
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
--------------------------------------------------------------------------------
Portfolio of Investments
February 28, 1997
(unaudited)

--------------------------------------------------------------------------------

Principal                                                                                                         Amortized
Amount                                                                                             Maturity          Cost
 (000)                      Description                                                  Rate        Date          (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND--4.7%
$10,785   Federated Tax-Exempt Money Market                                              3.26%     12/31/99      $ 10,785,453
 10,624   Fidelity Institutional Tax Exempt Money Market                                 3.29      12/31/99        10,623,867
-----------------------------------------------------------------------------------------------------------------------------
TOTAL TAX-EXEMPT MONEY MARKET FUND (cost $20,409,320)                                                              21,409,320
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (cost $456,503,274)--99.3%                                                                      456,503,274
-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.7%                                                                         3,104,607
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                                               $459,607,881
-----------------------------------------------------------------------------------------------------------------------------

 * Variable rate security.
** When issued security.

ACES --Adjustable Convertible Extendible Securities.
FGIC --Financial Guaranty Insurance Company.
GO   --General Obligation.
LOC  --Letter of credit.
MBIA --Municipal Bond Insurance Association.
PCR  --Pollution Control Revenue.
TAN  --Tax Anticipation Notes.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
February 28, 1997
--------------------------------------------------------------------------------

                                                                                          MISSOURI        SHORT-TERM
                                                      SHORT-TERM        SHORT-TERM       SHORT-TERM       TAX-EXEMPT
                                                    U.S. TREASURY      DIVERSIFIED       TAX-EXEMPT       DIVERSIFIED
                                                         FUND          ASSETS FUND          FUND             FUND
                                                    --------------    --------------    -------------    -------------
                                                     (unaudited)                         (unaudited)      (unaudited)
ASSETS
Investment in securities, at amortized cost......   $  877,216,459    $1,633,324,469    $ 213,543,561      456,503,274
Repurchase agreements, at cost...................      932,253,971       369,715,000               --               --
Cash.............................................              215               836               --        1,308,236
Interest receivable..............................        9,726,768         5,017,105        1,473,686        2,979,049
Receivable from brokers for investments sold.....      297,057,153                --               --               --
Deferred organization Cost.......................           20,381                --               --           17,595
Other assets.....................................           80,288            92,879            2,281            2,038
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS.....................................    2,116,355,235     2,008,150,289      215,019,528      460,810,192
----------------------------------------------------------------------------------------------------------------------
LIABILITIES
Advisory fees payable............................          201,195           233,600           32,642           67,281
Administration fees payable......................          147,301           170,606           17,912           36,823
Service fees payable (Pilot Administration
  Shares)........................................           48,359            47,444            2,245            3,574
Service fees payable (Pilot Investor Shares).....           68,336            34,632            5,595            2,790
Custodian fees payable...........................           15,976            19,336            8,732           15,947
Payable to brokers for investments purchased.....      298,080,000                --        2,000,000               --
Dividends payable................................        6,514,906         6,769,955          477,617        1,012,827
Cash overdraft...................................               --                --          510,080               --
Other accrued expenses...........................          107,567           146,827           59,130           63,069
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES................................      305,183,640         7,422,400        3,113,953        1,202,311
----------------------------------------------------------------------------------------------------------------------
NET ASSETS.......................................   $1,811,171,595    $2,000,727,889    $ 211,905,575    $ 459,607,881
----------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($0.001 PAR VALUE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED):
Pilot Shares.....................................    1,384,315,606     1,686,486,939      184,970,211      438,396,004
Pilot Administration Shares......................      247,987,536       229,173,088       11,159,532       14,339,541
Pilot Investor Shares............................      179,098,823        85,388,330       15,786,545        6,874,987
----------------------------------------------------------------------------------------------------------------------
TOTAL SHARES OUTSTANDING.........................    1,811,401,965     2,001,048,357      211,916,288      459,610,532
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption
  Price per Share................................   $         1.00    $         1.00    $        1.00    $        1.00
----------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Shares of beneficial interest, at par............   $    1,811,402    $    2,001,048    $     211,916    $     459,611
Additional paid-in capital.......................    1,809,590,692     1,998,984,936      211,506,267      459,106,434
Undistributed (distributions in excess of) net
  investment income..............................          (87,358)          276,772          201,785           41,741
Accumulated undistributed net realized gains
  (losses) from investment transactions..........         (143,141)         (534,867)         (14,393)              95
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, FEBRUARY 28, 1997....................   $1,811,171,595    $2,000,727,889    $ 211,905,575    $ 459,607,881
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Statements of Operations
For the period ended February 28, 1997
--------------------------------------------------------------------------------

                                                        SHORT-TERM                      MISSOURI       SHORT-TERM
                                                           U.S.         SHORT-TERM     SHORT-TERM      TAX-EXEMPT
                                                         TREASURY      DIVERSIFIED     TAX-EXEMPT     DIVERSIFIED
                                                           FUND        ASSETS FUND        FUND            FUND
                                                       ------------    ------------    -----------    ------------
                                                       (unaudited)                     (unaudited)    (unaudited)
INVESTMENT INCOME:
Interest............................................   $ 44,636,687    $ 51,268,053    $ 3,702,785    $  7,281,291
------------------------------------------------------------------------------------------------------------------
EXPENSES:
Advisory fees.......................................      1,267,621       1,407,991        211,201         414,983
Administration fees.................................        928,727       1,031,731        116,179         227,823
Administration Service Fees (Pilot Administration
  Shares)...........................................        286,637         315,908         14,611          18,143
Investor Service Fees (Pilot Investor Shares).......        459,752         180,509         36,370          11,371
Accounting fees.....................................        103,204         113,487         18,764          32,408
Audit fees..........................................         19,395          40,017          9,771          17,615
Transfer agent fees and expenses....................        115,201          95,618         27,649          27,050
Custodian fees and expenses.........................         39,605          53,317         14,058          10,760
Registration fees...................................         84,659          68,984         10,074           7,872
Amortization of organization expenses...............         20,091              --             --           9,050
Legal fees..........................................         71,463          50,425          7,300          13,937
Trustees' fees......................................         35,530          36,882          4,132           7,843
Reports to shareholders.............................         36,564          43,672          4,314           7,814
Other expenses......................................        122,774          98,083         10,680          23,808
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES......................................      3,591,223       3,536,624        485,103         830,477
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME...............................     41,045,464      47,731,429      3,217,682       6,450,814
------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS (LOSSES) FROM INVESTMENTS........        (12,094)       (392,497)           615              --
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS........................................   $ 41,033,370    $ 47,338,932    $ 3,218,297    $  6,450,814
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                              SHORT-TERM                              SHORT-TERM
                                                          U.S. TREASURY FUND                    DIVERSIFIED ASSETS FUND
                                                  -----------------------------------     -----------------------------------
                                                    SIX MONTHS                              SIX MONTHS
                                                       ENDED              FOR THE              ENDED              FOR THE
                                                   FEBRUARY 28,         YEAR ENDED         FEBRUARY 28,         YEAR ENDED
                                                       1997           AUGUST 31, 1996          1997           AUGUST 31, 1996
                                                  ---------------     ---------------     ---------------     ---------------
                                                    (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net investment income......................   $    41,045,464     $    87,159,849     $    47,731,429     $    76,380,222
    Net realized gains (losses) from investment
      transactions.............................           (12,094)            (72,161)           (392,497)             (7,389)
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations...................................        41,033,370          87,087,688          47,338,932          76,372,833
-----------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment
  income:
    Pilot Shares...............................       (31,574,382)        (68,912,660)        (39,885,716)        (62,678,596)
    Pilot Administration Shares................        (5,384,858)        (10,651,264)         (6,170,487)        (11,779,432)
    Pilot Investor Shares......................        (4,086,224)         (7,507,828)         (1,674,454)         (1,922,216)
-----------------------------------------------------------------------------------------------------------------------------
Total dividends to shareholders from net
  investment income............................       (41,045,464)        (87,071,752)        (47,730,657)        (76,380,244)
-----------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders in excess of net
  investment income:
    Pilot Shares...............................                --             (69,139)                 --                  --
    Pilot Administration Shares................                --             (10,686)                 --                  --
    Pilot Investor Shares......................                --              (7,533)                 --                  --
-----------------------------------------------------------------------------------------------------------------------------
Total dividends to shareholders from net
  investment income............................                --             (87,358)                 --                  --
-----------------------------------------------------------------------------------------------------------------------------
Portfolio share transactions:
    Proceeds from shares issued................     4,174,581,226       9,878,532,918       3,435,587,010       5,663,449,795
    Proceeds from shares issued in connection
      with reorganization......................                --                  --         260,342,183                  --
    Dividends reinvested.......................         7,496,600          18,323,119           7,263,135          13,444,984
    Cost of shares redeemed....................    (4,064,229,767)     (9,741,562,840)     (3,312,658,871)     (5,388,561,055)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  Portfolio transactions.......................       117,848,059         155,293,197         390,533,457         288,333,724
-----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)......................       117,835,965         155,221,775         390,141,732         288,326,313
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period............................     1,693,335,630       1,538,113,855       1,610,586,157       1,322,259,844
-----------------------------------------------------------------------------------------------------------------------------
End of period(a)...............................   $ 1,811,171,595     $ 1,693,335,630     $ 2,000,727,889     $ 1,610,586,157
-----------------------------------------------------------------------------------------------------------------------------

(a) Includes undistributed (distributions in excess of) net investment income of ($87,358), ($87,358), $276,772, $276,000, $201,785, $201,785, $41,741
     and $41,741 respectively.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

-------------------------------------------------------------------------------

                 MISSOURI SHORT-TERM                                 SHORT-TERM
                   TAX-EXEMPT FUND                           TAX-EXEMPT DIVERSIFIED FUND
      -----------------------------------------       -----------------------------------------
         SIX MONTHS                FOR THE               SIX MONTHS                FOR THE
            ENDED                YEAR ENDED                 ENDED                YEAR ENDED
      FEBRUARY 28, 1997        AUGUST 31, 1996        FEBRUARY 28, 1997        AUGUST 31, 1996
      -----------------       -----------------       -----------------       -----------------
         (unaudited)                                     (unaudited)
        $   3,217,682          $      7,274,957         $   6,450,814                12,759,729
                  615                    25,794                    --                    59,395
        ---------------------------------------------------------------------------------------
            3,218,297                 7,300,751             6,450,814                12,819,124
        ---------------------------------------------------------------------------------------
           (2,862,768)               (6,637,519)           (6,182,445)              (12,351,930)
             (166,209)                 (297,782)             (208,672)                 (405,583)
             (188,705)                 (339,651)              (59,697)                   (4,963)
        ---------------------------------------------------------------------------------------
                     )
           (3,217,682                (7,274,952)           (6,450,814)              (12,762,476)
        ---------------------------------------------------------------------------------------
                   --                                         (30,594)
                   --                                          (1,060)
                   --                                            (144)
        ---------------------------------------------------------------------------------------
                   --                                         (31,798)
        ---------------------------------------------------------------------------------------
          313,838,192               573,611,650           361,196,170               497,372,489
              882,276                 2,239,269               261,736                   442,282
         (315,831,326)             (589,471,487)         (293,052,674)             (518,867,826)
        ---------------------------------------------------------------------------------------
           (1,110,858)              (13,620,568)           68,405,232               (21,053,055)
        ---------------------------------------------------------------------------------------
           (1,110,243)              (13,594,769)           68,373,434               (20,996,407)
        ---------------------------------------------------------------------------------------
          213,015,818               226,610,587           391,234,447               412,230,854
        ---------------------------------------------------------------------------------------
        $ 211,905,575          $    213,015,818         $ 459,607,881           $   391,234,447
        ---------------------------------------------------------------------------------------

THE PILOT FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements
February 28, 1997
==========================================================

1. GENERAL

The Pilot Short-Term U.S. Treasury Fund, the Pilot Short-Term Diversified Assets Fund, the Pilot Missouri Short-Term Tax-Exempt Fund, and the Pilot Short-Term Tax-Exempt Diversified Fund are separate money market portfolios (individually, a "Portfolio"; collectively, the "Portfolios") of The Pilot Funds (the "Fund"). The Fund is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. All of the Portfolios are diversified except for the Missouri Short-Term Tax-Exempt Fund. Shares of the Fund are offered exclusively to customers of Boatmen's Trust Company ("Boatmen's"), its affiliates and to customers of other participating service organizations. The Fund currently offers fourteen portfolios. The accompanying financial statements are those of the four Portfolios only.

The Portfolios each offer three classes of shares: Pilot Shares, Pilot Administration Shares and Pilot Investor Shares. Each class of shares is substantially the same, except that Pilot Administration Shares bear the fees payable under the Portfolios' Administration Plan, and Pilot Investor Shares bear the fees payable under the Portfolios' Service Plan.

On August 29, 1996 Boatmen's Bancshares Inc. ("Bancshares") the parent of Boatmen's Trust Company ("Boatmen's"), the Funds investment adviser, entered into an Agreement and Plan of Merger (the "Merger Agreement"), with NationsBank Corporation. The Merger Agreement provides that Bancshares will merge with and into a wholly owned subsidiary of NationsBank Corporation. The merger was consummated in January, 1997.

The Fund entered into an Agreement and Plan of Reorganization (the "Reorganization Agreement") with Nations Fund, Inc., Nations Fund Trust and Nations Fund Portfolio, Inc ("The Nations Funds"). The agreement contemplates that each of fourteen investment portfolios of the Fund will transfer substantially all of their assets and liabilities of the Fund to a corresponding Portfolio of the Nations Funds. The Board of Trustees of the Fund and the Fund's shareholders, at a special shareholder meeting held December 18, 1996, each approved the Reorganization Agreement to become effective on or about May 16, 1997.

The Short-Term U.S. Treasury Fund and Short-Term Diversified Assets fund seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high-quality money market instruments. The Missouri Short-Term Tax-Exempt Fund and Short-Term Tax-Exempt Diversified Fund seek as high a level of current income which is exempt from federal income tax as is consistent with the preservation of capital.

Nationsbanc Advisors Inc. serves as the Fund's investment adviser (See Note 3). BISYS Fund Services Limited Partnership ("BISYS") serves as the Fund's administrator and Pilot Funds Distributor Inc. (the "Distributor"), an affiliate of BISYS, serves as the distributor of the Fund's shares. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc.

The Pilot Short-Term Diversified Assets Fund Financial Statements have been audited for the period ending February 28, 1997. The Pilot Short-Term Treasury Fund, the Pilot Missouri Short-Term Tax-Exempt Fund and the Pilot Short-Term Tax Exempt Diversified Fund Financial Statements are unaudited for the period ended February 28, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires manage-

==========================================================

THE PILOT FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
February 28, 1997
==========================================================

ment to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuation

The Portfolios use the amortized cost method for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. In addition, the Portfolios may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average maturity which exceeds 90 days.

B. Repurchase Agreements

The custodian for the Portfolios and other banks acting in a subcustodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, is not less than 102% of the repurchase price, including accrued interest. In the event of the seller's default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

C. Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Interest income, including accretion of discounts and amortization of premiums on investments, is accrued daily. Investment income of each Portfolio is allocated to the separate classes of shares based upon their relative net assets.

D. Dividends to Shareholders

Dividends are declared daily to shareholders of record at the close of business on the day of declaration and paid monthly. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of a Portfolio can be offset by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded by the Portfolios on the ex-dividend date.

E. Federal Taxes

It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its shareholders. Accordingly, no federal tax provisions are required.

Amortized cost of investments is substantially the same for federal income tax purposes and financial reporting purposes.

F. Organizational Expenses

Costs incurred by the Fund in connection with its organization and registration of shares have been deferred and are amortized using the straight-line method over a period not to exceed five years from the commencement of the public offering of shares of the Portfolios.

G. Expenses

Expenses incurred by the Fund that do not specifically relate to an individual portfolio of the Fund are allocated to the portfolios based on each portfolio's relative net

==========================================================

THE PILOT FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
February 28, 1997
==========================================================

assets. The expenses of each Portfolio (other than expenses incurred pursuant to the Administration and Service Plans) are allocated to the separate classes of shares based upon their relative net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

A. Advisory Agreements

Nationsbanc Advisor Inc. currently serves as the Investment Advisor for each Portfolio pursuant to separate Investment Advisory agreements and is responsible for managing the investment operations of the Portfolio. Prior to January 7, 1997 Boatmen's served as the Investment Advisor. For their services, the respective adviser has been entitled to a fee, accrued daily and paid monthly, at an annual rate equal to .15 of 1% of the average daily net assets of each of the Short-Term U.S. Treasury Fund and the Short-Term Diversified Assets Fund and
 .20 of 1% of the average daily net assets of each of the Missouri Short-Term Tax-Exempt Fund and the Short-Term Tax-Exempt Diversified Fund.

B. Administration Agreement

The Portfolios have entered into an Administration Agreement with BISYS. Pursuant to the terms of this agreement, BISYS is responsible for assisting in all aspects of the operations of each of the Portfolios. For its services, BISYS is entitled to a fee, accrued daily and paid monthly, at an annual rate of .115 of 1% of the first $1.5 billion of the aggregate average daily net assets of all of the portfolios constituting the Fund, plus .11 of 1% of the next $1.5 billion of such net assets, plus .1075 of 1% of such net assets in excess of $3.0 billion.

C. Administration and Investor Plans

The Fund has adopted Administration and Investor Plans which allow for Pilot Administration Shares and Pilot Investor Shares, respectively, to compensate service organizations, which may include Boatmen's, BISYS and their affiliates for providing varying levels of account administration and shareholder liaison services to customers who are beneficial owners of such shares. The Administration and Investor Plans provide for compensation to the service organizations in an amount up to .25 of 1% and .50 of 1% (on an annualized basis), respectively, of the average daily net asset value of the respective shares. During the period ended February 28, 1997, affiliates of the Fund received the following fees pursuant to the Administration and Investor Plans:

                                    ADMINISTRATION    INVESTOR
FUND                                     PLAN           PLAN
----                                --------------    --------
Short-Term U.S. Treasury Fund....      $286,637       $459,752
Short-Term Diversified Assets
  Fund...........................       315,908        180,509
Missouri Short-Term Tax-Exempt
  Fund...........................        14,611         36,370
Short-Term Tax-Exempt Diversified
  Fund...........................        18,143         11,371

D. Distribution Agreement

The Distributor does not receive a fee under its Distribution Agreement.

E. Transfer Agent Agreement

BISYS Fund Services, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of The BISYS Group, Inc. is the transfer agent for all classes of the Portfolios. In connection with the Transfer Agent Agreement, the Money Market Portfolios incurred expenses of approximately $266,000.

F. Custodian Agreement

Boatmen's is the custodian responsible for holding the investments purchased by the Portfolios. In connection with the Custodian Agreement with Boatmen's, the Money Market Portfolios incurred expenses of approximately $118,000.

==========================================================

THE PILOT FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
February 28, 1997
==========================================================

G. Fund Accounting Agreement

BISYS is responsible for the Fund Accounting for the Portfolios. In connection with the Fund Accounting Agreement with BISYS, the Money Market Portfolios incurred expenses of approximately $268,000.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Portfolios are as follows (000 omitted) (at $1.00 per share):

SHORT-TERM U.S. TREASURY FUND

                                     SIX MONTHS
                                       ENDED        YEAR ENDED
                                    FEBRUARY 28,    AUGUST 31,
                                        1997           1996
                                    ------------    ----------
Pilot Shares:
    Proceeds from shares issued...      971,245      2,810,597
    Dividends reinvested..........           90            150
    Cost of shares redeemed.......     (886,277)    (2,703,045)
                                        -------        -------
Change in net assets from Pilot
  share transactions..............       85,058        107,702
                                        =======        =======
Pilot Administration Shares:
    Proceeds from shares issued...    1,887,283      4,452,376
    Dividends reinvested..........        3,985         10,146
    Cost of shares redeemed.......   (1,859,673)    (4,461,741)
                                        -------        -------
Change in net assets from Pilot
  Administration share
  transactions....................       31,595            781
                                        =======        =======
Pilot Investor Shares:
    Proceeds from shares issued...    1,316,053      2,615,560
    Dividends reinvested..........        3,422          8,027
    Cost of shares redeemed.......   (1,318,280)    (2,576,777)
                                        -------        -------
Change in net assets from Pilot
  Investor share transactions.....        1,195         46,810
                                        =======        =======

SHORT-TERM DIVERSIFIED ASSETS FUND

                                     SIX MONTHS
                                       ENDED        YEAR ENDED
                                    FEBRUARY 28,    AUGUST 31,
                                        1997           1996
                                    ------------    ----------
Pilot Shares:
    Proceeds from shares issued...    1,318,783      1,876,383
    Proceeds from shares issued in
      connection with
      reorganization..............      260,342             --
    Dividends reinvested..........           52            119
    Cost of shares redeemed.......   (1,211,405)    (1,614,354)
                                      ---------      ---------
Change in net assets from Pilot
  share transactions..............      367,772        262,148
                                      =========      =========
Pilot Administration Shares:
    Proceeds from shares issued...    1,724,385      3,150,340
    Dividends reinvested..........        5,551         11,279
    Cost of shares redeemed.......   (1,742,716)    (3,151,335)
                                      ---------      ---------
Change in net assets from Pilot
  Administration share
  transactions....................      (12,780)        10,284
                                      =========      =========
Pilot Investor Shares:
    Proceeds from shares issued...      392,419        636,727
    Dividends reinvested..........        1,660          2,047
    Cost of shares redeemed.......     (358,538)      (622,872)
                                      ---------      ---------
Change in net assets from Pilot
  Investor share transactions.....       35,541         15,902
                                      =========      =========

==========================================================

THE PILOT FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
February 28, 1997
==========================================================

Transactions in shares of the Portfolios are as follows (000 omitted) (at $1.00 per share):

MISSOURI SHORT-TERM TAX-EXEMPT FUND

                                      SIX MONTHS
                                        ENDED        YEAR ENDED
                                     FEBRUARY 28,    AUGUST 31,
                                         1997           1996
                                     ------------    ----------
Pilot Shares:
    Proceeds from shares issued....     198,263        348,043
    Dividends reinvested...........         516          1,563
    Cost of shares redeemed........    (197,634)      (376,691)
                                        -------        -------
Change in net assets from Pilot
  share transactions...............       1,145        (27,085)
                                        =======        =======
Pilot Administration Shares:
    Proceeds from shares issued....      75,514        140,954
    Dividends reinvested...........         171            310
    Cost of shares redeemed........     (78,007)      (132,319)
                                        -------        -------
Change in net assets from Pilot
  Administration share
  transactions.....................      (2,322)         8,945
                                        =======        =======
Pilot Investor Shares:
    Proceeds from shares issued....      40,061         84,615
    Dividends reinvested...........         195            366
    Cost of shares redeemed........     (40,190)       (80,461)
                                        -------        -------
Change in net assets from Pilot
  Investor share transactions......          66          4,520
                                        =======        =======

SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND

                                      SIX MONTHS
                                        ENDED        YEAR ENDED
                                     FEBRUARY 28,    AUGUST 31,
                                         1997           1996
                                     ------------    ----------
Pilot Shares:
    Proceeds from shares issued....     302,158        482,524
    Dividends reinvested...........          --             --
    Cost of shares redeemed........    (239,547)      (504,585)
                                        -------        -------
Change in net assets from Pilot
  share transactions...............      62,611        (22,061)
                                        =======        =======
Pilot Administration Shares:
    Proceeds from shares issued....      12,411         13,384
    Dividends reinvested...........         214            438
    Cost of shares redeemed........     (12,800)       (13,716)
                                        -------        -------
Change in net assets from Pilot
  Administration share
  transactions.....................        (175)           106
                                        =======        =======
Pilot Investor Shares:
    Proceeds from shares issued....      46,626          1,465
    Dividends reinvested...........          48              4
    Cost of shares redeemed........     (40,705)          (567)
                                        -------        -------
Change in net assets from Pilot
  Investor share transactions......       5,969            902
                                        =======        =======

==========================================================

THE PILOT FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
February 28, 1997
==========================================================

5. FEDERAL INCOME TAX INFORMATION

At February 28, 1997, the Portfolios had the following capital loss carryforwards which are available to offset future capital gains, if any (000 omitted):

                                           AMOUNT     EXPIRES
                                          --------    -------
Short-Term U.S. Treasury Fund...........  $ 16,306      2002
Short-Term U.S. Treasury Fund...........    26,323      2003
Short-Term U.S. Treasury Fund...........    88,418      2004
Short-Term Diversified Assets Fund......   131,029      2003
Short-Term Diversified Assets Fund......    11,341      2004
Missouri Short-Term Tax-Exempt Fund.....    15,008      2003

6. REORGANIZATIONS:

The Fund entered an Agreement and Plan of Reorganization ("Reorganization") with Funds IV Trust (Funds IV) pursuant to which all of the assets and liabilities of each Funds IV fund transferred to a portfolio or portfolios of the Fund in exchange for shares of the corresponding portfolio of the the Fund. The Funds IV Cash Reserve Money Market Fund transferred its assets and liabilities to the Short-Term Diversified Assets Fund. The Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed October 21, 1996 following approval by shareholders of Funds IV at a special shareholder meeting. The following is a summary of the shares outstanding, net assets, and net asset value per share immediately before and after the Reorganization:

                                                           AFTER
                           BEFORE REORGANIZATION       REORGANIZATION
                       -----------------------------   --------------
                         FUNDS IV       SHORT-TERM       SHORT-TERM
                       CASH RESERVE    DIVERSIFIED      DIVERSIFIED
                       MONEY MARKET    ASSETS FUND      ASSETS FUND
                       ------------   --------------   --------------
Shares..............   $260,341,436   $1,704,272,859   $1,964,614,295
Net Assets..........   $260,342,183   $1,703,962,555   $1,964,304,738
Net Asset Value --
 Class A............          1.00
 Pilot..............                            1.00             1.00

==========================================================

PILOT SHORT-TERM U.S. TREASURY FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                              PERIOD ENDED FEBRUARY 28, 1997
                                                        UNAUDITED                               YEAR ENDED AUGUST 31, 1996
                                       --------------------------------------------      ----------------------------------------
                                         PILOT         ADMINISTRATION      INVESTOR        PILOT       ADMINISTRATION    INVESTOR
                                         SHARES            SHARES           SHARES         SHARES          SHARES         SHARES
                                       ----------      --------------      --------      ----------    --------------    --------
Net Asset Value, Beginning of
 Period............................... $   1.0000         $ 1.0000         $ 1.0000      $   1.0000       $ 1.0000       $ 1.0000
                                       ----------         --------         --------      ----------       --------       --------
Investment Activities
    Net investment income.............     0.0245           0.0233           0.0220          0.0522         0.0497         0.0472
    Net realized gains from investment
      transactions....................         --               --               --              --             --             --
                                       ----------         --------         --------      ----------       --------       --------
    Total from Investment
      Activities......................     0.0245           0.0233           0.0220          0.0522         0.0497         0.0472
Distributions to shareholders from net
  investment income...................    (0.0245)         (0.0233)         (0.0220)        (0.0522)       (0.0497)       (0.0472)
                                       ----------         --------         --------      ----------       --------       --------
Net Asset Value, End of Period........ $   1.0000         $ 1.0000         $ 1.0000      $   1.0000       $ 1.0000       $ 1.0000
                                       ==========         ========         ========      ==========       ========       ========
Total Return..........................       2.48%(c)         2.35%(c)         2.22%(c)        5.35%          5.08%          4.82%
Ratios/Supplemental Data:
    Net Assets at end of period
      (000)........................... $1,384,134         $247,961         $179,076      $1,299,086       $216,368       $177,882
    Ratio of expenses to average net
      assets(d).......................       0.34%(e)         0.59%(e)         0.84%(e)        0.27%          0.52%          0.77%
    Ratio of net investment income to
      average net assets(d)...........       4.95%(e)         4.70%(e)         4.44%(e)        5.22%          4.96%          4.70%
    Ratio of expenses to average net
      assets assuming no waiver or
      expense reimbursement(d)........       0.34%(e)         0.59%(e)         0.84%(e)        0.31%          0.56%          0.81%
    Ratio of net investment income to
      average net assets assuming no
      waiver or expense
      reimbursement(d)................       4.95%(e)         4.70%(e)         4.44%(e)        5.18%          4.92%          4.66%

---------------

(a) Pilot Investor Shares commenced offering during July 1992.
(b) Prior to June 1, 1994, Goldman Sachs Asset Management served the Portfolio as investment adviser.
(c) Not annualized.
(d) Does not reflect the fee which may be charged by Boatmen's directly to its customers' accounts at an annual rate not to exceed 0.25% of the average daily balance of Pilot Shares in the customers' accounts.
(e) Annualized.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT SHORT-TERM U.S. TREASURY FUND
--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

           YEAR ENDED AUGUST 31, 1995                YEAR ENDED AUGUST 31, 1994(b)              YEAR ENDED AUGUST 31, 1993(b)
    ----------------------------------------     --------------------------------------     --------------------------------------
      PILOT       ADMINISTRATION    INVESTOR      PILOT      ADMINISTRATION    INVESTOR      PILOT      ADMINISTRATION    INVESTOR
      SHARES          SHARES         SHARES       SHARES         SHARES         SHARES       SHARES         SHARES         SHARES
    ----------    --------------    --------     --------    --------------    --------     --------    --------------    --------
    $   1.0000         1.0000         1.0000     $ 1.0000         1.0000         1.0000     $ 1.0000         1.0000         1.0000
    ----------       --------       --------     --------        -------       --------     --------        -------       --------
        0.0534         0.0509         0.0484       0.0334         0.0309         0.0284       0.0294         0.0269         0.0244
            --             --             --       0.0002         0.0002         0.0002       0.0006         0.0006         0.0006
    ----------       --------       --------     --------        -------       --------     --------        -------       --------
        0.0534         0.0509         0.0484       0.0336         0.0311         0.0286       0.0300         0.0275         0.0250
       (0.0534)       (0.0509)       (0.0484)     (0.0336)       (0.0311)       (0.0286)     (0.0300)       (0.0275)       (0.0250)
    ----------       --------       --------     --------        -------       --------     --------        -------       --------
    $   1.0000         1.0000         1.0000     $ 1.0000         1.0000         1.0000     $ 1.0000         1.0000         1.0000
    ==========       ========       ========     ========        =======       ========     ========        =======       ========
          5.47%          5.21%          4.94%        3.40%          3.15%          2.90%        3.04%          2.79%          2.53%
    $1,191,447       $215,593       $131,074     $843,111       $ 98,823       $156,132     $942,109       $ 65,570       $193,764
          0.23%          0.48%          0.73%        0.16%          0.41%          0.66%        0.14%          0.39%          0.64%
          5.36%          5.12%          4.82%        3.34%          3.09%          2.84%        2.94%          2.69%          2.44%
          0.24%          0.49%          0.74%        0.28%          0.53%          0.78%        0.30%          0.55%          0.80%
          5.35%          5.11%          4.81%        3.24%          2.99%          2.74%        2.78%          2.53%          2.28%

PILOT SHORT-TERM DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                PERIOD ENDED FEBRUARY 28, 1997               YEAR ENDED AUGUST 31, 1996
                                            --------------------------------------     --------------------------------------
                                              PILOT      ADMINISTRATION   INVESTOR       PILOT      ADMINISTRATION   INVESTOR
                                              SHARES         SHARES        SHARES        SHARES         SHARES        SHARES
                                            ----------   --------------   --------     ----------   --------------   --------
Net Asset Value, Beginning of Period....... $   1.0000      $ 1.0000      $ 1.0000     $   1.0000      $ 1.0000      $ 1.0000
                                            ----------      --------       -------     ----------      --------       -------
Investment Activities
    Net investment income..................     0.0255        0.0242        0.0230         0.0534        0.0509        0.0484
    Net realized gains from investment
      transactions.........................         --            --            --             --            --            --
                                            ----------      --------       -------     ----------      --------       -------
    Total from Investment Activities.......     0.0255        0.0242        0.0230         0.0534        0.0509        0.0484
Distributions to shareholders from net
  investment income........................    (0.0255)      (0.0242)      (0.0230)       (0.0534)      (0.0509)      (0.0484)
                                            ----------      --------       -------     ----------      --------       -------
Net Asset Value, End of Period............. $   1.0000      $ 1.0000      $ 1.0000     $   1.0000      $ 1.0000      $ 1.0000
                                            ==========      ========       =======     ==========      ========       =======
Total Return...............................       2.57%(c)      2.45%(c)      2.32%(c)       5.47%         5.21%         4.95%
Ratios/Supplemental Data:
    Net Assets at end of period (000)       $1,686,224      $229,128      $ 85,376     $1,318,767      $241,970      $ 49,849
    Ratio of expenses to average net
      assets(d)............................       0.32%(e)      0.57%(e)      0.82%(e)       0.27%         0.52%         0.77%
    Ratio of net investment income to
      average net assets(d)................       5.13%(e)      4.88%(e)      4.63%(e)       5.33%         5.07%         4.83%
    Ratio of expenses to average net assets
      assuming no waiver or expense
      reimbursement(d).....................       0.32%(e)      0.57%(e)      0.82%(e)       0.31%         0.56%         0.81%
    Ratio of net investment income to
      average net assets assuming no waiver
      or expense reimbursement(d)..........       5.13%(e)      4.88%(e)      4.63%(e)       5.29%         5.03%         4.79%

---------------
(a) Pilot Investor Shares commenced offering during July 1992.
(b) Prior to June 1, 1994, Goldman Sachs Asset Management served the Portfolio as investment adviser.
(c) Not annualized
(d) Does not reflect the fee which may be charged by Boatmen's directly to its customers' accounts at an annual rate not to exceed 0.25% of the average daily balance of Pilot Shares in the customers' accounts.
(e) Annualized.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT SHORT-TERM DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                                 YEAR ENDED AUGUST 31,
           YEAR ENDED AUGUST 31, 1995                 YEAR ENDED AUGUST 31, 1994(b)                     1993(b)
    ----------------------------------------     ----------------------------------------     ----------------------------
      PILOT       ADMINISTRATION    INVESTOR       PILOT       ADMINISTRATION    INVESTOR       PILOT       ADMINISTRATION
      SHARES          SHARES         SHARES        SHARES          SHARES         SHARES        SHARES          SHARES
    ----------    --------------    --------     ----------    --------------    --------     ----------    --------------
    $   1.0000       $ 1.0000       $ 1.0000     $   1.0000       $ 1.0000       $ 1.0000     $   1.0000       $ 1.0000
    ----------       --------        -------     ----------       --------        -------     ----------       --------
        0.0554         0.0529         0.0504         0.0353         0.0328         0.0303         0.0325         0.0298
            --             --             --         0.0001         0.0001         0.0001         0.0001         0.0001
    ----------       --------        -------     ----------       --------        -------     ----------       --------
        0.0554         0.0529         0.0504         0.0354         0.0329         0.0304         0.0326         0.0299
       (0.0554)       (0.0529)       (0.0504)       (0.0354)       (0.0329)       (0.0304)       (0.0326)       (0.0299)
    ----------       --------        -------     ----------       --------        -------     ----------       --------
    $   1.0000       $ 1.0000       $ 1.0000     $   1.0000       $ 1.0000       $ 1.0000     $   1.0000       $ 1.0000
    ==========       ========        =======     ==========       ========        =======     ==========       ========
          5.68%          5.42%          5.15%          3.60%          3.35%          3.10%          3.29%          3.04%
    $1,056,624       $231,688       $ 33,948     $  857,795       $303,288       $ 37,896     $1,293,667       $378,262
          0.23%          0.48%          0.73%          0.15%          0.40%          0.65%          0.12%          0.37%
          5.56%          5.22%          5.00%          3.53%          3.28%          3.03%          3.25%          2.98%
          0.24%          0.49%          0.74%          0.29%          0.54%          0.79%          0.29%          0.54%
              %
          5.55           5.21%          4.99%          3.40%          3.15%          2.90%          3.08%          2.81%


      INVESTOR
       SHARES
      --------
      $ 1.0000
       -------
        0.0273
        0.0001
       -------
        0.0274
       (0.0274)
       -------
      $ 1.0000
       =======
          2.78%
      $ 36,814
          0.62%
          2.74%
          0.79%

          2.57%

THE PILOT MISSOURI SHORT-TERM U.S. TAX-EXEMPT FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                 PERIOD ENDED FEBRUARY 28, 1997
                                                           UNAUDITED                         YEAR ENDED AUGUST 31, 1996
                                             --------------------------------------    --------------------------------------
                                              PILOT      ADMINISTRATION    INVESTOR     PILOT      ADMINISTRATION    INVESTOR
                                              SHARES         SHARES         SHARES      SHARES         SHARES         SHARES
                                             --------    --------------    --------    --------    --------------    --------
Net Asset Value, Beginning of Period......   $ 1.0000       $ 1.0000       $ 1.0000    $ 1.0000       $ 1.0000       $ 1.0000
                                             --------        -------        -------    --------       --------       --------
Investment Activities
    Net investment income.................     0.0154         0.0141         0.0129      0.0318         0.0292         0.0267
    Net realized gains from investment
      transactions........................         --             --             --          --             --             --
                                             --------        -------        -------    --------       --------       --------
    Total from Investment Activities......     0.0154         0.0141         0.0129      0.0318         0.0292         0.0267
Distributions to shareholders from net
  investment income.......................    (0.0154)       (0.0141)       (0.0129)    (0.0318)       (0.0292)       (0.0267)
                                             --------        -------        -------    --------       --------       --------
    Net Asset Value, End of Period........   $ 1.0000       $ 1.0000       $ 1.0000    $ 1.0000       $ 1.0000       $ 1.0000
                                             ========        =======        =======    ========       ========       ========
Total Return..............................       1.56%(c)       1.42%(c)       1.29%(c)    3.22%          2.96%          2.70%
Ratios/Supplemental Data:
    Net Assets at end of period (000).....   $184,960        $ 11,160      $ 15,786    $183,772       $ 13,501       $ 15,743
    Ratio of expenses to average net
      assets(d)...........................       0.41%(e)       0.66%(e)       0.91%(e)    0.43%          0.68%          0.93%
    Ratio of net investment income to
      average net assets(d)...............       3.10%(e)       2.84%(e)       2.59%(e)    3.17%          2.87%          2.65%
    Ratio of expenses to average net
      assets assuming no waiver or expense
      reimbursement(d)....................       0.41%(e)       0.66%(e)       0.91%(e)    0.43%          0.68%          0.93%
    Ratio of net investment income to
      average net assets assuming no
      waiver or expense
      reimbursement(d)....................       3.10%(e)       2.84%(e)       2.59%(e)    3.17%          2.87%          2.65%

---------------

(a) Pilot Investor Shares commenced offering during July 1992.
(b) Prior to July 1, 1995, Goldman Sachs Asset Management served the Portfolio as investment adviser.
(c) Not annualized.
(d) Does not reflect the fee which may be charged by Boatmen's directly to its customers' accounts at an annual rate not to exceed 0.25% of the average daily balance of Pilot Shares in the customers' accounts.
(e) Annualized.
(f) Pilot Administration Shares commenced offering during March of 1994.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT MISSOURI SHORT-TERM U.S. TAX-EXEMPT FUND
--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                                        YEAR ENDED
          YEAR ENDED AUGUST 31, 1995(b)                  YEAR ENDED AUGUST 31, 1994(b)              AUGUST 31, 1993(b)
    ------------------------------------------     ------------------------------------------     -----------------------
     PILOT        ADMINISTRATION      INVESTOR      PILOT        ADMINISTRATION      INVESTOR      PILOT        INVESTOR
     SHARES           SHARES           SHARES       SHARES         SHARES(F)          SHARES       SHARES        SHARES
    --------      --------------      --------     --------      --------------      --------     --------      ---------
    $ 1.0000         $ 1.0000         $ 1.0000     $ 1.0000         $ 1.0000         $ 1.0000     $ 1.0000      $  1.0000
    --------          -------          -------     --------          -------          -------     --------        -------
      0.0332           0.0300           0.0282       0.0220           0.0103           0.0170       0.0221         0.0172
          --               --               --           --               --               --           --             --
    --------          -------          -------     --------          -------          -------     --------        -------
      0.0332           0.0300           0.0282       0.0220           0.0103           0.0170       0.0221         0.0172
     (0.0332)         (0.0300)         (0.0282)     (0.0220)         (0.0103)         (0.0170)     (0.0221)       (0.0172)
    --------          -------          -------     --------          -------          -------     --------        -------
    $ 1.0000         $ 1.0000         $ 1.0000     $ 1.0000         $ 1.0000         $ 1.0000     $ 1.0000      $  1.0000
    ========          =======          =======     ========          =======          =======     ========        =======
        3.37%            3.05%            2.86%        2.23%            2.04%(e)         1.73%        2.24%          1.73%
    $210,834         $  4,555         $ 11,222     $239,796         $     --            9,364     $228,075      $   7,819
        0.44%            0.69%            0.94%        0.37%            0.67%(e)         0.87%        0.36%          0.86%
        3.31%            3.06%            2.83%        2.20%            2.03%(e)         1.70%        2.21%          1.71%
        0.44%            0.69%            0.94%        0.37%            0.67%(e)         0.87%        0.36%          0.86%
        3.31%            3.06%            2.83%        2.20%            2.03%(e)         1.70%        2.21%          1.71%

PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                     PERIOD ENDED
                                                  FEBRUARY 28, 1997                                    YEAR ENDED
                                                      UNAUDITED                                      AUGUST 31, 1996
                                      ------------------------------------------        -----------------------------------------
                                       PILOT        ADMINISTRATION      INVESTOR         PILOT       ADMINISTRATION     INVESTOR
                                       SHARES           SHARES           SHARES          SHARES          SHARES          SHARES
                                      --------      --------------      --------        --------     --------------     ---------
Net Asset Value, Beginning of
  Period...........................   $ 1.0000         $ 1.0000         $ 1.0000        $ 1.0000        $ 1.0000        $  1.0000
                                      --------          -------          -------        --------         -------          -------
Investment Activities
    Net investment income..........     0.0155           0.0143           0.0130          0.0326          0.0301           0.0276
    Net realized gains from
      investment transactions......         --               --               --              --              --               --
                                      --------          -------          -------        --------         -------          -------
    Total from Investment
      Activities...................     0.0155           0.0143           0.0130          0.0326          0.0301           0.0276
Distributions to shareholders from
  net investment income............    (0.0155)         (0.0143)         (0.0130)        (0.0326)        (0.0301)         (0.0276)
                                      --------          -------          -------        --------         -------          -------
Net Asset Value, End of Period.....   $ 1.0000         $ 1.0000         $ 1.0000        $ 1.0000        $ 1.0000        $  1.0000
                                      ========          =======          =======        ========         =======          =======
Total Return.......................       1.56%(c)         1.43%(c)         1.31%(c)        3.31%           3.05%            2.79%
Ratios/Supplemental Data:
    Net Assets at end of period
      (000)........................   $438,393         $ 14,340         $  6,875        $375,777          14,550              907
    Ratio of expenses to average
      net assets(d)................       0.39%(e)         0.64%(e)         0.88%(e)        0.37%           0.62%            0.87%
    Ratio of net investment income
      to average net assets(d).....       3.12%(e)         2.88%(e)         2.62%(e)        3.26%           2.97%            2.56%
    Ratio of expenses to average
      net assets assuming no waiver
      or expense
      reimbursement(d).............       0.39%(e)         0.64%(e)         0.88%(e)        0.41%           0.66%            0.91%
Ratio of net investment income to
  average net assets assuming no
  waiver or expense
  reimbursement(d).................       3.12%(e)         2.88%(e)         2.62%(e)        3.22%           2.93%            2.52%

---------------

(a) Pilot Investor Shares commenced offering during July 1992.
(b) Prior to June 1, 1994, Goldman Sachs Asset Management served the Portfolio as investment adviser.
(c) Not annualized.
(d) Does not reflect the fee which may be charged by Boatmen's directly to its customers' accounts at an annual rate not to exceed 0.25% of the average daily balance of Pilot Shares in the customers' accounts.
(e) Annualized.
(f) Pilot Administration Shares commenced offering during September 1993.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

                      YEAR ENDED                               YEAR ENDED                  YEAR ENDED
                  AUGUST 31, 1995(b)                       AUGUST 31, 1994(b)          AUGUST 31, 1993(b)
       -----------------------------------------       ---------------------------     ------------------
        PILOT       ADMINISTRATION     INVESTOR         PILOT       ADMINISTRATION           PILOT
        SHARES          SHARES         SHARES(a)        SHARES        SHARES(f)              SHARES
       --------     --------------     ---------       --------     --------------     ------------------
       $ 1.0000        $ 1.0000        $  1.0000       $ 1.0000        $ 1.0000             $ 1.0000
       --------         -------          -------       --------         -------              -------
         0.0353          0.0328           0.0195         0.0240          0.0208               0.0121
             --              --               --             --              --                   --
       --------         -------          -------       --------         -------              -------
         0.0353          0.0328           0.0195         0.0240          0.0208               0.0121
        (0.0353)        (0.0328)         (0.0195)       (0.0240)        (0.0208)             (0.0121)
       --------         -------          -------       --------         -------              -------
       $ 1.0000        $ 1.0000        $  1.0000       $ 1.0000        $ 1.0000             $ 1.0000
       ========         =======          =======       ========         =======              =======
           3.59%           3.33%            1.96%          2.43%           2.18%(e)             2.23%(e)
       $397,783        $ 14,443        $       5       $388,048        $  3,040             $428,843
           0.28%           0.53%            0.78%(e)       0.20%           0.45%(e)             0.15%(e)
           3.54%           3.36%            3.15%(e)       2.40%           2.15%(e)             2.21%(e)
           0.29%           0.54%            0.79%(e)       0.20%           0.45%(e)             0.20%(e)
           3.53%           3.35%            3.14%(e)       2.40%           2.15%(e)             2.16%(e)

--------------------------------------------------------------------------------
Report of Independent Public Accountants
--------------------------------------------------------------------------------

To the Shareholders and Trustees of the Pilot Short-Term Diversified Assets Fund of The Pilot Funds:

    We have audited the accompanying statements of assets and liabilities of the Pilot Short-Term Diversified Assets Fund (the Fund) of The Pilot Funds (a Massachusetts business trust), including the portfolio of investments as of February 28, 1997, and the related statement of operations for the period then ended, and the statements of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 28, 1997, the results of its operations for the period then ended, the changes in its net assets and the financial highlights for the periods presented in conformity with generally accepted accounting principles.

                                       Arthur Andersen LLP

Boston, Massachusetts
April 18, 1997

Financial               Pilot Short-Term
Direction               U.S. Treasury Fund

                        Pilot Short-Term
PILOT LOGO              Diversified Assets Fund

                        Pilot Missouri
                        Short-Term
                        Tax-Exempt Fund

                        Pilot Short-Term
                        Tax-Exempt
                        Diversified Fund

Semi-Annual Report
        February 28, 1997


        The
       Pilot
        Funds

----------------------------
  NOT     May Lose Value
  FDIC    No Bank Guarantee
INSURED   No Govt. Guarantee
----------------------------
Distributor: Pilot Funds Distributors, Inc. 10/96

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